Voya Balanced Income Portfolio Expense Example - Voya Balanced Income Portfolio	Dec. 31, 2024 USD ($)
Class ADV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 123
Expense Example, with Redemption, 3 Years	395
Expense Example, with Redemption, 5 Years	687
Expense Example, with Redemption, 10 Years	1,518
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	206
Expense Example, with Redemption, 5 Years	363
Expense Example, with Redemption, 10 Years	818
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	285
Expense Example, with Redemption, 5 Years	499
Expense Example, with Redemption, 10 Years	1,115
Class S2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	332
Expense Example, with Redemption, 5 Years	580
Expense Example, with Redemption, 10 Years	$ 1,290